Significant Accounting Policies (Details) - Schedule of amortization periods of the right-of-use assets	12 Months Ended
Dec. 31, 2020
Schedule of amortization periods of the right-of-use assets [Abstract]
Minimum period amortization of the right-of-use on land asset	2 years
Maximum period amortization of the right-of-use on land asset	24 years
Amortization of the mainly right-of-use on land asset	5 years
Minimum period amortization of the right-of-use on Motor vehicles asset	2 years
Maximum period amortization of the right-of-use on Motor vehicles asset	3 years
Amortization of the mainly right-of-use on motor vehicles asset	2 years